Prepayments and Other Assets, Net (Details) - Schedule of Loans Receivable, Net - Loan Receivable [Member] - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Loans Receivable, Net [Line Items]
Total loans receivable, net	¥ 11,406	¥ 13,643
Less: allowance for doubtful loans	(8,166)	(4,766)
Loans receivable, net	3,240	8,877
Current Portion	3,240	8,877
Secured loans [Member]
Schedule of Loans Receivable, Net [Line Items]
Total loans receivable, net	6,719	6,719
Unsecured loans [Member]
Schedule of Loans Receivable, Net [Line Items]
Total loans receivable, net	¥ 4,687	¥ 6,924